Retirement Plan (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Retirement Plan [Abstract]
Retirement Plan
Note 10 – Retirement Plan

The Company has a 401(k) defined contribution plan for the benefit for all employees and permits voluntary contributions by employees subject to IRS-imposed limitations. The 401K employer contributions were $21,605 and $46,916 for the three months ended September 30, 2018 and 2017, respectively and $152,154 and $217,536 for the nine months ended September 30, 2018 and 2017, respectively.

Note 11 – Retirement Plan

The Company has a 401(k) defined contribution plan for the benefit for all employees and permits voluntary contributions by employees subject to IRS-imposed limitations. The 401K employer contribution for the 2017, 2016 and 2015 plan years were $258,383, $16,979 and $15,253 respectively.